UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

Report for the Calendar Year or Quarter Ended: March 31, 2009
                                               --------------

Check here if Amendment |_| ; Amendment Number:
                                                ----
    This Amendment (Check only one): |_|   is a restatement.
                                     |_|   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    First United Bank & Trust
         -------------------------------
Address: 19 South Second Street
         -------------------------------
         Oakland, Maryland 21550
         -------------------------------

Form 13F File Number:  28-10455
                       --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Eugene D. Helbig, Jr.
         -------------------------------
Title:   Senior Trust Officer
         -------------------------------
Phone:   301-533-2360
         -------------------------------

Signature, Place, and Date of Signing:

/s/ Eugene D. Helbig, Jr.       Oakland, Maryland           04/21/2009
-------------------------       -----------------         -------------
       Signature                   City, State                 Date

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                       0
                                                               -----------

Form 13F Information Table Entry Total:                                 67
                                                               -----------

Form 13F Information Table Value Total:                            $50,502
                                                               -----------
                                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                  None

                                                     FORM 13F INFORMATION TABLE

                                                                                                                 VOTING AUTHORITY
                                    TITLE OF                  VALUE    SHARES/  SH/  PUT/  INVSTMT   OTHER
        NAME OF ISSUER                CLASS        CUSIP     (X$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS   SOLE    SHARED  NONE
------------------------------------------------ ----------  --------  -------  ---  ----  -------  --------  -------  ------  ----
ACCENTURE LTD                                    G1150G111      746     27160   SH           SOLE              27160     0      0
INGERSOLL-RAND COMPANY LTD                       G4776G101      167     12105   SH           SOLE              12105     0      0
NABORS INDUSTRIES                                G6359F103      127     12690   SH           SOLE              12690     0      0
AT&T INC                               COM       00206R102      751     29784   SH           SOLE              29784     0      0
ABBOTT LABS                            COM         2824100      364      7635   SH           SOLE               7635     0      0
BB&T CORP COM                                     54937107      204     12057   SH           SOLE              12057     0      0
BP AMOCO P L C                     SPONSORED A    55622104      254      6347   SH           SOLE               6347     0      0
BANK OF AMERICA CORP                              60505104      337     49346   SH           SOLE              49346     0      0
BECTON DICKINSON AND COMPA             NY         75887109      314      4670   SH           SOLE               4670     0      0
BRISTOL MYERS SQUIBB CO                COM       110122108      891     40679   SH           SOLE              40679     0      0
CSX CORP                               COM       126408103      245      9500   SH           SOLE               9500     0      0
CHEVRONTEXACO                                    166764100      452      6716   SH           SOLE               6716     0      0
CISCO SYS INC                          COM       17275R102      703     41903   SH           SOLE              41903     0      0
COCA COLA CO                           COM       191216100      357      8114   SH           SOLE               8114     0      0
CONOCOPHILLIPS                                   20825C104      215      5490   SH           SOLE               5490     0      0
DUFF & PHELPS UTILS INCOME            ICOM       23325P104      113     16687   SH           SOLE              16687     0      0
DANAHER CORP DEL                       COM       235851102     1253     23105   SH           SOLE              23105     0      0
UIT DIAMONDS TR SER 1                            252787106     1397     18422   SH           SOLE              18422     0      0
DISNEY WALT CO                     COM DISNEY    254687106      296     16307   SH           SOLE              16307     0      0
DOMINION NEW RES INC VA NE              W        25746U109     1112     35909   SH           SOLE              35909     0      0
DUKE ENERGY CORP                       COM       26441C105      160     11184   SH           SOLE              11184     0      0
EXXON MOBIL CORP                       COM       30231G102     3115     45747   SH           SOLE              45747     0      0
FIRST UNITED CORPORATION                         33741H107     2766    330023   SH           SOLE             327023  3000      0
FLAHERTY & CRUMRINE PFD             CLAY/PREF    338478100       76     11903   SH           SOLE              11903     0      0
GENERAL ELEC CO                        COM       369604103      537     53068   SH           SOLE              53068     0      0
INTERNATIONAL BUSINESS MACHS           COM       459200101     1123     11590   SH           SOLE              11590     0      0
ISHARES MSCI EAFE INDEX FUND                     464287465     1218     32390   SH           SOLE              32390     0      0
ISHARE RUSSELL MID CAP VALUE                     464287473     1908     79686   SH           SOLE              79686     0      0
ISHARE RUSELL MID CAP GROWTH                     464287481      943     31342   SH           SOLE              31342     0      0
ISHARES RUSSELL 1000 VAL INDEX FD                464287598      534     13109   SH           SOLE              13109     0      0
ISHARES RUSSELL 1000 GROWTH INDEX
   FD                                            464287614     2067     58926   SH           SOLE              58926     0      0
ISHARES RUSSELL 2000 VALUE                       464287630      717     18173   SH           SOLE              18173     0      0
ISHARES TR RUSSELL 2000 GROWTH
   INDEX FD                                      464287648      852     18526   SH           SOLE              18526     0      0
ISHARES-TECHNOLOGY                               464287721      853     23050   SH           SOLE              23050     0      0
ISHARES - HEALTH                                 464287762      868     17570   SH           SOLE              17570     0      0
JOHNSON & JOHNSON                      COM       478160104     1401     26647   SH           SOLE              26647     0      0
KOHL'S CORP (WISCONSIN)                          500255104     1026     24250   SH           SOLE              24250     0      0
L-3 COMMUNICATIONS HLDGS INC           COM       502424104     1097     16180   SH           SOLE              16180     0      0
LOWES COS INC                          COM       548661107      567     31080   SH           SOLE              31080     0      0
M & T BANK CORP                                  55261F104      591     13057   SH           SOLE              13057     0      0
MEADWESTVACO CORP                                583334107      133     11064   SH           SOLE              11064     0      0
MICROSOFT CORP                         COM       594918104      348     18977   SH           SOLE              18977     0      0
NATIONAL OILWELL VARCO INC                       637071101      275      9582   SH           SOLE               9582     0      0
NUVEEN INSD TAX-FREE ADVANTAGE
   MUN FD                              COM       670657105      159     13333                SOLE              13333     0      0
NUVEEN  QUALITY PFD 8.40 %                       67072C105       69     17149   SH           SOLE              17149     0      0
OCCIDENTAL PETE CORP DEL               COM       674599105      486      8736   SH           SOLE               8736     0      0
PEPSICO INC                            COM       713448108     1490     28955   SH           SOLE              28955     0      0
POWERSHARE QQQ TR                                73935A104     1855     61203   SH           SOLE              61203     0      0
POWERSHARES WATER RESOURCE              P        73935X575      311     26050   SH           SOLE              26050     0      0
POWERSHARES OIL SERVICES                         73935X625      459     44465   SH           SOLE              44465     0      0
PRAXAIR INC                            COM       74005P104      656      9745   SH           SOLE               9745     0      0
PRICE T ROWE GROUP INC                           74144T108      284      9825   SH           SOLE               9825     0      0
PROCTER & GAMBLE CO                    COM       742718109      524     11127   SH           SOLE              11127     0      0
RYDEX ETF TR S&P 500 EQUAL
   WEIGHTED INDEX FD                             78355W106     1241     50122   SH           SOLE              50122     0      0
SPDR TRUST UNIT                                  78462F103     4412     55487   SH           SOLE              55487     0      0
SCHLUMBERGER LTD                       COM       806857108      455     11204   SH           SOLE              11204     0      0
SPDR-BASIC MATERIALS                             81369Y100      315     14167   SH           SOLE              14167     0      0
SPDR - CONSUMER STAPLES                          81369Y308      552     26152   SH           SOLE              26152     0      0
SPDR-ENERGY                                      81369Y506      381      8966   SH           SOLE               8966     0      0
S&P FINANCIAL SELECT SECTOR
   SPDRFUND                                      81369Y605      143     16250   SH           SOLE              16250     0      0
SPDR-INDUSTRIAL                                  81369Y704      384     20844   SH           SOLE              20844     0      0
SOUTHERN CO                            COM       842587107      212      6932   SH           SOLE               6932     0      0
STATE ST CORP                                    857477103      376     12230   SH           SOLE              12230     0      0
STRYKER CORP                           COM       863667101      469     13785   SH           SOLE              13785     0      0
TARGET CORP                                      87612E106      230      6680   SH           SOLE               6680     0      0
VERIZON COMMUNICATIONS                           92343V104     1301     43088   SH           SOLE              43088     0      0
WAL MART STORES INC                    COM       931142103      265      5094   SH           SOLE               5094     0      0

GRAND TOTALS                                                  50502   1813339                                1810339  3000      0